Financial instruments - Reconciliation of changes in fair value (Details) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement [line items]
Opening balance	$ 713	$ 1,110
Total gains and losses recognised in statement of income, assets	(122)	(27)
Puchases, assets	35	90
Settlement, assets	(36)	(600)
Transfer to current portion, assets		94
Transfer to level 1	(88)
Foreign currency translation differences	(18)	45
Closing balance	485	713
Non-current derivative financial instruments liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	0	(6)
Total gains and losses recognised in statement of income, liabilities	(35)	6
Puchases, liabilities	0	0
Settlement, liabilities	0	0
Transfer into level 3	0
Foreign currency translation differences	0	0
Closing balance	(35)	0
Current derivative financial Instruments, liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	(4)	(4)
Total gains and losses recognised in statement of income, liabilities	3	0
Puchases, liabilities	0	0
Settlement, liabilities	0	0
Transfer into level 3	0
Foreign currency translation differences	0	0
Closing balance	(1)	(4)
Non-current financial investments [Member]
Disclosure of fair value measurement [line items]
Opening balance	397	207
Total gains and losses recognised in statement of income, assets	(91)	0
Puchases, assets	35	90
Settlement, assets	0	0
Transfer to current portion, assets		94
Transfer to level 1	(88)
Foreign currency translation differences	(3)	5
Closing balance	250	397
Non-current derivative financial instruments - assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	283	848
Total gains and losses recognised in statement of income, assets	(44)	(69)
Puchases, assets	0	0
Settlement, assets	0	(533)
Transfer to current portion, assets		0
Foreign currency translation differences	(13)	37
Closing balance	227	283
Current derivative financial instruments, assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	37	66
Total gains and losses recognised in statement of income, assets	46	36
Puchases, assets	0	0
Settlement, assets	(36)	(67)
Transfer to current portion, assets		0
Foreign currency translation differences	(3)	3
Closing balance	$ 44	$ 37